Organization and description of business (Additional Information) (Details) (TCL Brand Products [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TCL Brand Products [Member]
Product Or Service [Line Items]
Revenues	$ 2,762	$ 3,588